Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements of Assets and Liabilities

		Fair Value Measurements at December 31, 2011 Using:
		Quoted Prices in
		Active Markets for	Significant Other	Unobservable
		Identical Assets	Observable Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds	$35	$35	$-	$-
Other securities	1,535	-	-	1,535
Total	$1,570	$35	$-	$1,535

Liabilities:
Derivative liabilities	$4,175	$-	$4,175	$-
Redeemable noncontrolling interest	7,700	-	-	7,700
Total	$11,875	$-	$4,175	$7,700

		Fair Value Measurements at December 31, 2010 Using:
		Quoted Prices in
		Active Markets for	Significant Other	Unobservable
		Identical Assets	Observable Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds	$37,154	$37,154	$-	$-
Other securities	1,726	-	-	1,726
Derivative assets	312	-	312	-
Total	$39,192	$37,154	$312	$1,726

Liabilities:
Derivative liabilities	$969	$-	$969	$-
Redeemable noncontrolling interest	7,546	-	-	7,546
Total	$8,515	$-	$969	$7,546

Schedule Of Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis [Table Text Block]

	Fair Value Measurements Using
	Significant Unobservable Inputs (Level 3 Only)
	Year Ended December 31, 2011		Year Ended December 31, 2010
	Assets	Liabilities	Assets	Liabilities
		Redeemable		Redeemable
		Noncontrolling		Noncontrolling
	Other Securities	Interest	Other Securities	Interest
Beginning balance	$1,726	$7,546	$1,687	$7,692
Total gains or losses (realized and unrealized):
Included in earnings	(20)	1,923	4	1,293
Included in other comprehensive (loss) income	(11)	(5)	12	(12)
Purchases	53	-	23	-
Settlements	(213)	-	-	-
Distributions paid	-	(1,309)	-	(956)
Redemption value adjustment	-	(455)	-	(471)
Ending balance	$1,535	$7,700	$1,726	$7,546

The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$(20)	$-	$4	$-

Schedule Of Other Financial Instruments In Carrying Values And Fair Values [Table Text Block]

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-recourse and limited-recourse debt	$356,209	$361,948	$255,232	$255,460
Line of credit	233,160	233,160	141,750	140,600
Deferred acquisition fees receivable	29,410	31,638	31,419	32,485

Schedule Of Fair Value Impairment Charges Using Unobservable Inputs Nonrecurring Basis [Table Text Block]

	Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009
	Total Fair Value	Total Impairment	Total Fair Value	Total Impairment	Total Fair Value	Total Impairment
	Measurements	Charges	Measurements	Charges	Measurements	Charges
Impairment Charges from
Continuing Operations:
Real estate	$36,648	$11,778	$-	$-	$823	$900
Net investments in direct
financing leases(a)	-	(1,608)	3,548	1,140	23,571	2,616
Equity investments in real estate	1,554	206	22,846	1,394	-	-
Intangible assets	5,699	415	-	-	-	-
Intangible liabilities	(416)	(153)	-	-	-	-
	43,485	10,638	26,394	2,534	24,394	3,516

Impairment Charges from
Discontinued Operations:
Real estate	350	41	11,662	14,241	9,719	6,908
	$43,835	$10,679	$38,056	$16,775	$34,113	$10,424